Financial Instruments and Risk Management (Details) - Schedule of foreign currency risk - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of foreign currency risk [Abstract]
Cash	$ 94,515	$ 162,135
Accounts payable and accrued liabilities	(35,837)	(142,726)
Total	$ 58,678	$ 19,409